Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2020
Schedule of financial information of the VIEs in the PRC

	As of March 31,
	2019	2020

	(in millions of RMB)
Cash and cash equivalents and short-term investments	15,019	16,862
Investments in equity investees and investment securities	28,230	28,071
Accounts receivable, net of allowance	9,540	14,130
Amounts due from non-VIE subsidiaries of the Company	6,398	18,110
Prepayment for licensed copyrights	2,633	2,828
Property and equipment and intangible assets	6,161	6,573
Others	5,992	10,474
Total assets	73,973	97,048

Amounts due to non-VIE subsidiaries of the Company	60,273	76,101
Accruals for purchase of licensed copyrights	3,498	3,327
Accrued expenses, accounts payable and other liabilities	15,042	23,190
Deferred revenue and customer advances	7,213	10,518
Total liabilities	86,026	113,136

	Year ended March 31,
	2018	2019	2020

	(in millions of RMB)
Revenue (i)	32,898	66,674	81,742
Net loss	(6,167)	(7,063)	(1,757)
Net cash provided by (used in) operating activities	5,547	4,163	(253)
Net cash used in investing activities	(20,366)	(8,503)	(7,289)
Net cash provided by financing activities	14,286	12,373	9,887

(i)	Revenue generated by the VIEs are primarily from cloud computing services, digital media and entertainment services, local consumer services and others.

Schedule of estimated useful lives of property and equipment

Computer equipment and software	3 – 5 years
Furniture, office and transportation equipment	3 – 10 years
Buildings	20 – 50 years
Property improvements	shorter of remaining lease period or estimated useful life

Schedule of estimated useful lives of identifiable intangible assets other than licensed copyrights

User base and customer relationships	1 – 16 years
Trade names, trademarks and domain names	3 – 20 years
Developed technology and patents	2 – 7 years
Non-compete agreements	over the contracted term of up to 6 years